Other asset	12 Months Ended
Nov. 30, 2019
Text block [abstract]
Other asset

13.	Other asset

Cost
Balance as at November 30, 2018 and 2019	$19,530

Accumulated amortization
Balance as at November 30, 2017	$-
Amortization	2,442

Balance as at November 30, 2018	$2,442
Amortization	4,884

Balance as at November 30, 2019	$7,326

Net carrying amount s
November 30, 2019	$12,204

November 30, 2018	$17,088

December 1, 2017	$-
On May 29, 2018, the Company entered into an agreement (the “Renegotiated Agreement”) with EMD Serono, Inc. to settle all outstanding cash payment obligations stemming from a termination and transfer agreement dated December 13, 2013, as amended (the “2013 Termination Agreement”). The remaining contractual obligations under the 2013 Termination Agreement totalled approximately $28,200, which was comprised of a $4,000 payment due in May 2019 and $24,200 in estimated royalties on future sales of
EGRIFTA
®
payable over the next four to five years. The Renegotiated Agreement allowed the Company to make one lump sum payment of $23,850 in settlement of the long-term obligation of $4,000 and to eliminate all of the royalty payments due on sales of
EGRIFTA
®
in the United States. The payment
made
in connection with the settlement of the future royalty obligation has been accounted for as an other asset on the consolidated statement of financial position.